SHARE CAPITAL (Narrative) (Details)		12 Months Ended
	Jul. 12, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Description of maximum term of options granted for share-based payment arrangement		Pursuant to the 2016 Plan, options are non-transferable, subject to permitted transferees, and the aggregate may not exceed 10% of the outstanding shares at the time of an option grant and the aggregate to any one person may not exceed 5% of the outstanding shares. The exercise price of options is determined by the Board of Directors but shall not be less than the closing price of the common shares on the Toronto Stock Exchange on the last business day immediately preceding the date of grant. Grant date share price is the closing market price on the day the options were granted. Options have expiry dates of no later than 5 years after the date of grant and cease to be exercisable 90 days following the termination of the participant’s employment or engagement.
Weighted average fair value at measurement date, share options granted				$ 660	$ 690
Forfeiture rate		14.00%	13.00%
Warrants outstanding				9,343,750	9,343,750
Warrants associated with bought deal offering [Member]
Warrants, grants in period, exercise price	$ 2.25
Warrants, grants in period	9,343,750
Weighted average fair value at measurement date, warrants issued	$ 0.43
Restricted share units [Member]
Expense from share-based payment transactions with employees		$ 611,000	$ 1,124,000
Forfeiture rate		15.00%
Restricted Share Units and Deferred Share Units [Member]
Expense from share-based payment transactions with employees		$ 710,000	$ 289,000